CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parentheticals) - shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position
Number of shares issued	217,245,492	189,995,563
Number of shares outstanding	217,245,492	189,995,563